FINANCIAL INSTRUMENTS - Cash Flow Hedge Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other current assets
Effective portion of change in fair value of hedging instruments	$ (16)	$ 16
Amount of gain (loss) transferred from OCI into income (effective portion)	(23)	(64)
Cash flow hedge
Other current assets
Effective portion of change in fair value of hedging instruments	(19)	25
Amount of gain (loss) transferred from OCI into income (effective portion)	(27)	(72)
Amount of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	5	0
Cash flow hedge | Interest rate contracts
Other current assets
Effective portion of change in fair value of hedging instruments	(1)	0
Cash flow hedge | Interest rate contracts | Finance income/ finance costs
Other current assets
Amount of gain (loss) transferred from OCI into income (effective portion)	(3)	(2)
Cash flow hedge | Foreign exchange contracts
Other current assets
Effective portion of change in fair value of hedging instruments	0	2
Cash flow hedge | Foreign exchange contracts | Cost of sales/general and administrative costs/PP&E
Other current assets
Amount of gain (loss) transferred from OCI into income (effective portion)	0	(28)
Cash flow hedge | Commodity contracts
Other current assets
Effective portion of change in fair value of hedging instruments	(18)	23
Cash flow hedge | Commodity contracts | Revenue/cost of sales
Other current assets
Amount of gain (loss) transferred from OCI into income (effective portion)	(24)	(42)
Derivative Instruments Not Designated as Hedging
Other current assets
Amount of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	(5)	0
Derivative Instruments Not Designated as Hedging | Interest rate contracts
Other current assets
Amount of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	0	0
Derivative Instruments Not Designated as Hedging | Foreign exchange contracts
Other current assets
Amount of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	0	0
Derivative Instruments Not Designated as Hedging | Commodity contracts
Other current assets
Amount of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	$ (5)	$ 0